LVIP JPMorgan High Yield Fund
Schedule of Investments
March 31, 2023 (unaudited)
	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS–0.36%
DISH Network Corp.
2.38% exercise price $2.38, maturity date 3/15/24	1,295,000	$ 1,146,075
3.38% exercise price $3.37, maturity date 8/15/26	1,404,000	723,060
=Ω@Gulfport Energy Corp. 10.00% exercise price $10.00	71	405,714
Liberty Interactive LLC
3.75% exercise price $3.75, maturity date 2/15/30	128,940	16,762
4.00% exercise price $4.00, maturity date 11/15/29	174,698	25,550
Total Convertible Bonds (Cost $2,753,110)		2,317,161
CORPORATE BONDS–90.75%
Advertising–0.85%
Clear Channel Outdoor Holdings, Inc.
5.13% 8/15/27	2,121,000	1,903,598
7.50% 6/1/29	1,832,000	1,302,002
7.75% 4/15/28	1,245,000	933,750
National CineMedia LLC 5.88% 4/15/28	490,000	142,100
Stagwell Global LLC 5.63% 8/15/29	1,285,000	1,126,864
		5,408,314
Aerospace & Defense–1.14%
Bombardier, Inc.
7.50% 3/15/25	507,000	506,946
7.88% 4/15/27	1,130,000	1,143,932
Howmet Aerospace, Inc. 6.75% 1/15/28	1,105,000	1,160,250
Spirit AeroSystems, Inc.
7.50% 4/15/25	920,000	920,000
9.38% 11/30/29	618,000	674,393
TransDigm, Inc. 6.25% 3/15/26	2,499,000	2,501,274
Triumph Group, Inc. 9.00% 3/15/28	399,000	399,419
		7,306,214
Airlines–0.99%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.50% 4/20/26	2,484,347	2,444,875
5.75% 4/20/29	1,399,000	1,341,971
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50% 6/20/27	1,485,375	1,480,592
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Airlines (continued)
United Airlines, Inc. 4.38% 4/15/26	1,106,000	$ 1,058,125
		6,325,563
Apparel–0.15%
Hanesbrands, Inc. 9.00% 2/15/31	316,000	323,505
William Carter Co. 5.63% 3/15/27	685,000	665,793
		989,298
Auto Manufacturers–2.64%
Allison Transmission, Inc.
3.75% 1/30/31	662,000	564,805
5.88% 6/1/29	375,000	365,053
Ford Motor Credit Co. LLC
2.70% 8/10/26	376,000	334,636
2.90% 2/10/29	220,000	182,153
3.38% 11/13/25	1,003,000	940,102
3.82% 11/2/27	871,000	780,634
4.00% 11/13/30	907,000	770,702
4.13% 8/4/25	450,000	428,070
4.13% 8/17/27	2,028,000	1,858,135
4.27% 1/9/27	1,560,000	1,452,516
4.39% 1/8/26	725,000	687,844
4.54% 8/1/26	3,515,000	3,332,220
4.69% 6/9/25	1,315,000	1,263,834
5.13% 6/16/25	1,858,000	1,818,694
6.95% 3/6/26	435,000	441,525
PM General Purchaser LLC 9.50% 10/1/28	1,096,000	1,003,582
Wabash National Corp. 4.50% 10/15/28	731,000	633,754
		16,858,259
Auto Parts & Equipment–3.81%
Adient Global Holdings Ltd.
4.88% 8/15/26	1,120,000	1,079,400
7.00% 4/15/28	805,000	827,451
8.25% 4/15/31	949,000	977,043
Allison Transmission, Inc. 4.75% 10/1/27	2,926,000	2,764,123
American Axle & Manufacturing, Inc.
5.00% 10/1/29	658,000	555,685
6.25% 3/15/26	593,000	569,335
6.50% 4/1/27	1,507,000	1,386,440
6.88% 7/1/28	1,169,000	1,056,870
Clarios Global LP 6.75% 5/15/25	936,000	945,968
Clarios Global LP/Clarios U.S. Finance Co.
6.25% 5/15/26	775,000	773,063
8.50% 5/15/27	2,070,000	2,077,763
LVIP JPMorgan High Yield Fund–1

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Parts & Equipment (continued)
@Cooper-Standard Automotive, Inc.
5.63% 5/15/27	2,560,000	$ 1,474,136
13.50% 3/31/27	4,389,150	4,586,003
Dana, Inc.
5.38% 11/15/27	1,895,000	1,767,947
5.63% 6/15/28	239,000	224,448
Dornoch Debt Merger Sub, Inc. 6.63% 10/15/29	1,450,000	978,215
Goodyear Tire & Rubber Co.
5.00% 7/15/29	1,042,000	930,923
5.25% 4/30/31	709,000	623,179
5.25% 7/15/31	921,000	795,495
		24,393,487
Banks–0.77%
μBank of America Corp.
6.10% 3/17/25	1,396,000	1,368,541
6.25% 9/5/24	845,000	824,931
μBarclays PLC
7.75% 9/15/23	527,000	483,410
8.00% 6/15/24	996,000	896,400
μCitigroup, Inc.
5.95% 5/15/25	370,000	344,820
6.25% 8/15/26	1,070,000	1,024,525
		4,942,627
Beverages–0.22%
Triton Water Holdings, Inc. 6.25% 4/1/29	1,761,000	1,398,340
		1,398,340
Biotechnology–0.22%
Emergent BioSolutions, Inc. 3.88% 8/15/28	1,130,000	551,485
Grifols Escrow Issuer SA 4.75% 10/15/28	1,026,000	841,320
		1,392,805
Building Materials–1.56%
Boise Cascade Co. 4.88% 7/1/30	190,000	167,941
Builders FirstSource, Inc.
4.25% 2/1/32	1,259,000	1,097,079
6.38% 6/15/32	864,000	867,083
Griffon Corp. 5.75% 3/1/28	1,695,000	1,571,604
JELD-WEN, Inc.
4.88% 12/15/27	1,200,000	1,020,696
6.25% 5/15/25	520,000	518,700
Masonite International Corp. 5.38% 2/1/28	196,000	187,180
MIWD Holdco II LLC/MIWD Finance Corp. 5.50% 2/1/30	784,000	662,480
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Building Materials (continued)
PGT Innovations, Inc. 4.38% 10/1/29	526,000	$ 475,320
Standard Industries, Inc.
3.38% 1/15/31	315,000	253,161
4.75% 1/15/28	2,346,000	2,191,586
5.00% 2/15/27	445,000	422,625
Summit Materials LLC/Summit Materials Finance Corp. 5.25% 1/15/29	554,000	523,530
		9,958,985
Chemicals–2.38%
Avient Corp. 7.13% 8/1/30	247,000	254,719
Axalta Coating Systems LLC 3.38% 2/15/29	713,000	610,887
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75% 6/15/27	2,024,000	1,923,205
Chemours Co.
4.63% 11/15/29	190,000	156,717
5.75% 11/15/28	1,958,000	1,747,965
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13% 6/15/28	796,000	705,622
Element Solutions, Inc. 3.88% 9/1/28	1,260,000	1,105,826
INEOS Finance PLC 6.75% 5/15/28	500,000	482,750
INEOS Quattro Finance 2 Plc 3.38% 1/15/26	992,000	898,996
NOVA Chemicals Corp.
4.25% 5/15/29	824,000	673,620
4.88% 6/1/24	1,406,000	1,387,117
5.25% 6/1/27	366,000	333,697
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.13% 4/1/29	1,457,000	895,472
5.38% 9/1/25	1,612,000	1,309,815
Valvoline, Inc. 4.25% 2/15/30	570,000	558,956
Venator Finance Sarl/Venator Materials LLC 9.50% 7/1/25	815,000	505,300
WR Grace Holdings LLC
4.88% 6/15/27	1,390,000	1,339,835
5.63% 8/15/29	396,000	335,610
		15,226,109
Commercial Services–3.88%
ADT Security Corp.
4.13% 8/1/29	1,056,000	941,730
4.88% 7/15/32	1,600,000	1,411,664

LVIP JPMorgan High Yield Fund–2

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.63% 7/15/26	374,000	$ 359,416
9.75% 7/15/27	373,000	332,440
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl
4.63% 6/1/28	555,000	469,669
4.63% 6/1/28	863,000	724,362
APi Group DE, Inc.
4.13% 7/15/29	625,000	536,300
4.75% 10/15/29	527,000	463,665
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.75% 4/1/28	690,000	627,900
5.38% 3/1/29	1,098,000	1,019,411
5.75% 7/15/27	672,000	649,723
5.75% 7/15/27	760,000	711,877
Block, Inc. 3.50% 6/1/31	793,000	651,251
Brink's Co. 4.63% 10/15/27	1,443,000	1,359,681
CoreCivic, Inc. 8.25% 4/15/26	1,045,000	1,053,339
Garda World Security Corp.
6.00% 6/1/29	929,000	738,555
9.50% 11/1/27	1,285,000	1,219,137
Gartner, Inc.
3.63% 6/15/29	424,000	378,337
3.75% 10/1/30	190,000	170,548
Herc Holdings, Inc. 5.50% 7/15/27	1,562,000	1,507,330
Hertz Corp.
4.63% 12/1/26	554,000	501,647
5.00% 12/1/29	2,096,000	1,735,949
5.50% 10/15/24	656,000	22,960
6.00% 1/15/28	2,613,000	222,105
7.13% 8/1/26	805,000	68,425
NESCO Holdings II, Inc. 5.50% 4/15/29	578,000	522,905
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.38% 8/31/27	1,850,000	1,658,063
5.75% 4/15/26	1,132,000	1,123,510
Sabre Global, Inc. 7.38% 9/1/25	1,170,000	1,045,389
United Rentals North America, Inc.
5.25% 1/15/30	2,310,000	2,223,375
5.50% 5/15/27	385,000	381,346
		24,832,009
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers–1.04%
Ahead DB Holdings LLC 6.63% 5/1/28	970,000	$ 803,298
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00% 11/1/29	1,305,000	1,028,938
Exela Intermediate LLC/Exela Finance, Inc. 11.50% 7/15/26	528,000	68,408
NCR Corp.
5.00% 10/1/28	366,000	321,701
5.13% 4/15/29	1,366,000	1,181,937
5.75% 9/1/27	2,432,000	2,389,999
6.13% 9/1/29	405,000	399,464
Presidio Holdings, Inc. 4.88% 2/1/27	505,000	482,598
		6,676,343
Cosmetics & Personal Care–0.53%
Coty, Inc. 5.00% 4/15/26	1,155,000	1,114,394
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 4.75% 1/15/29	610,000	569,580
Edgewell Personal Care Co.
4.13% 4/1/29	450,000	394,127
5.50% 6/1/28	1,360,000	1,302,894
		3,380,995
Distribution/Wholesale–0.17%
Ritchie Bros Holdings, Inc.
6.75% 3/15/28	317,000	326,456
7.75% 3/15/31	528,000	553,355
Wesco Aircraft Holdings, Inc.
8.50% 11/15/24	120,000	8,400
9.00% 11/15/26	2,030,000	162,400
13.13% 11/15/27	365,000	31,025
		1,081,636
Diversified Financial Services–1.33%
Coinbase Global, Inc.
3.38% 10/1/28	320,000	197,462
3.63% 10/1/31	320,000	179,200
•ILFC E-Capital Trust I 6.55% 12/21/65	640,000	405,643
•ILFC E-Capital Trust II 6.80% 12/21/65	1,566,000	1,035,897
Nationstar Mortgage Holdings, Inc.
5.13% 12/15/30	640,000	491,792
5.50% 8/15/28	644,000	552,230
5.75% 11/15/31	1,050,000	814,446
OneMain Finance Corp.
3.50% 1/15/27	305,000	255,975

LVIP JPMorgan High Yield Fund–3

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
OneMain Finance Corp. (continued)
4.00% 9/15/30	340,000	$ 255,000
5.38% 11/15/29	200,000	168,253
6.13% 3/15/24	785,000	764,704
6.63% 1/15/28	410,000	375,892
7.13% 3/15/26	597,000	573,890
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.
2.88% 10/15/26	704,000	630,080
3.63% 3/1/29	1,062,000	911,780
4.00% 10/15/33	126,000	100,025
VistaJet Malta Finance PLC/XO Management Holding, Inc. 6.38% 2/1/30	918,000	818,155
		8,530,424
Electric–1.28%
Calpine Corp.
4.63% 2/1/29	901,000	777,850
5.00% 2/1/31	557,000	471,510
NextEra Energy Operating Partners LP 4.25% 9/15/24	89,000	85,329
NRG Energy, Inc.
3.38% 2/15/29	605,000	500,769
3.63% 2/15/31	411,000	329,527
3.88% 2/15/32	620,000	496,000
5.25% 6/15/29	1,020,000	946,932
5.75% 1/15/28	143,000	140,238
6.63% 1/15/27	563,000	561,784
7.00% 3/15/33	494,000	511,745
PG&E Corp. 5.00% 7/1/28	803,000	757,831
Pike Corp. 5.50% 9/1/28	641,000	560,875
μVistra Corp. 7.00% 12/15/26	975,000	858,000
Vistra Operations Co. LLC
4.38% 5/1/29	641,000	567,551
5.00% 7/31/27	280,000	264,740
5.63% 2/15/27	352,000	341,569
		8,172,250
Electrical Components & Equipment–1.12%
Energizer Holdings, Inc.
4.38% 3/31/29	2,258,000	1,984,218
4.75% 6/15/28	1,797,000	1,617,226
6.50% 12/31/27	509,000	494,304
WESCO Distribution, Inc.
7.13% 6/15/25	1,152,000	1,170,950
7.25% 6/15/28	1,847,000	1,896,500
		7,163,198
Electronics–1.02%
Coherent Corp. 5.00% 12/15/29	1,722,000	1,563,059
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electronics (continued)
Imola Merger Corp. 4.75% 5/15/29	2,977,000	$ 2,663,195
Sensata Technologies BV
4.00% 4/15/29	1,372,000	1,239,568
5.00% 10/1/25	391,000	388,136
5.63% 11/1/24	213,000	212,366
Sensata Technologies, Inc. 3.75% 2/15/31	546,000	477,750
		6,544,074
Engineering & Construction–0.83%
Dycom Industries, Inc. 4.50% 4/15/29	1,264,000	1,140,760
Global Infrastructure Solutions, Inc.
5.63% 6/1/29	1,318,000	1,087,350
7.50% 4/15/32	655,000	563,632
MasTec, Inc. 4.50% 8/15/28	1,940,000	1,793,138
Weekley Homes LLC/Weekley Finance Corp. 4.88% 9/15/28	841,000	708,903
		5,293,783
Entertainment–3.15%
AMC Entertainment Holdings, Inc. 10.00% 6/15/26	786,475	498,664
Boyne USA, Inc. 4.75% 5/15/29	999,000	891,882
Caesars Entertainment, Inc.
4.63% 10/15/29	810,000	708,345
6.25% 7/1/25	1,010,000	1,010,047
8.13% 7/1/27	1,316,000	1,342,320
Cedar Fair LP 5.25% 7/15/29	470,000	438,181
Cinemark USA, Inc.
5.25% 7/15/28	685,000	592,525
8.75% 5/1/25	407,000	415,515
International Game Technology PLC 6.50% 2/15/25	326,000	329,416
Live Nation Entertainment, Inc.
3.75% 1/15/28	564,000	504,780
4.75% 10/15/27	1,205,000	1,114,625
4.88% 11/1/24	649,000	636,020
5.63% 3/15/26	1,402,000	1,356,435
6.50% 5/15/27	2,710,000	2,739,116
Six Flags Entertainment Corp.
4.88% 7/31/24	1,355,000	1,334,678
5.50% 4/15/27	636,000	616,354
Six Flags Theme Parks, Inc. 7.00% 7/1/25	572,000	577,912
Vail Resorts, Inc. 6.25% 5/15/25	2,031,000	2,035,752

LVIP JPMorgan High Yield Fund–4

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Entertainment (continued)
WMG Acquisition Corp. 3.75% 12/1/29	1,662,000	$ 1,471,909
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.13% 10/1/29	1,660,000	1,507,878
		20,122,354
Environmental Control–0.88%
GFL Environmental, Inc.
3.75% 8/1/25	961,000	923,521
4.00% 8/1/28	1,155,000	1,049,398
4.38% 8/15/29	555,000	496,836
4.75% 6/15/29	684,000	638,925
Harsco Corp. 5.75% 7/31/27	156,000	122,466
Madison IAQ LLC
4.13% 6/30/28	693,000	599,445
5.88% 6/30/29	1,290,000	996,525
Stericycle, Inc. 3.88% 1/15/29	893,000	779,574
		5,606,690
Food–2.38%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.25% 3/15/26	839,000	789,495
3.50% 3/15/29	1,426,000	1,240,754
4.63% 1/15/27	1,687,000	1,631,472
5.88% 2/15/28	834,000	828,875
7.50% 3/15/26	1,361,000	1,396,378
B&G Foods, Inc. 5.25% 4/1/25	1,479,000	1,377,319
Lamb Weston Holdings, Inc. 4.13% 1/31/30	1,341,000	1,227,015
New Albertsons LP
6.63% 6/1/28	569,000	540,550
7.75% 6/15/26	672,000	674,520
Performance Food Group, Inc.
4.25% 8/1/29	1,190,000	1,068,587
5.50% 10/15/27	1,239,000	1,211,271
6.88% 5/1/25	195,000	195,488
Post Holdings, Inc.
4.63% 4/15/30	250,000	224,062
5.50% 12/15/29	398,000	375,049
5.63% 1/15/28	1,644,000	1,611,120
U.S. Foods, Inc.
4.63% 6/1/30	620,000	559,272
4.75% 2/15/29	260,000	240,175
		15,191,402
Food Service–0.14%
Aramark Services, Inc. 5.00% 2/1/28	917,000	867,908
		867,908
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Forest Products & Paper–0.06%
Glatfelter Corp. 4.75% 11/15/29	595,000	$ 392,839
		392,839
Gas–0.26%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50% 5/20/25	680,000	652,265
5.63% 5/20/24	291,000	285,180
5.75% 5/20/27	520,000	489,445
5.88% 8/20/26	220,000	210,467
		1,637,357
Hand Machine Tools–0.43%
Regal Rexnord Corp.
6.05% 2/15/26	535,000	537,345
6.05% 4/15/28	1,090,000	1,090,485
6.30% 2/15/30	462,000	465,190
6.40% 4/15/33	647,000	647,400
		2,740,420
Health Care Products–1.07%
Avantor Funding, Inc. 4.63% 7/15/28	2,105,000	1,994,487
Hologic, Inc. 3.25% 2/15/29	2,184,000	1,943,034
Medline Borrower LP
3.88% 4/1/29	1,944,000	1,686,420
5.25% 10/1/29	1,376,000	1,193,835
		6,817,776
Health Care Services–6.18%
Acadia Healthcare Co., Inc.
5.00% 4/15/29	457,000	429,580
5.50% 7/1/28	915,000	886,406
AHP Health Partners, Inc. 5.75% 7/15/29	893,000	750,120
Catalent Pharma Solutions, Inc.
3.13% 2/15/29	211,000	185,492
5.00% 7/15/27	142,000	138,669
Centene Corp. 4.63% 12/15/29	4,347,000	4,087,223
CHS/Community Health Systems, Inc.
4.75% 2/15/31	685,000	505,715
5.25% 5/15/30	1,586,000	1,244,138
5.63% 3/15/27	569,000	499,514
6.00% 1/15/29	435,000	367,958
6.13% 4/1/30	1,246,000	750,715
8.00% 3/15/26	1,539,000	1,487,428
DaVita, Inc.
3.75% 2/15/31	2,401,000	1,893,789
4.63% 6/1/30	1,390,000	1,186,490

LVIP JPMorgan High Yield Fund–5

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Encompass Health Corp.
4.50% 2/1/28	2,601,000	$ 2,424,366
4.63% 4/1/31	360,000	314,476
4.75% 2/1/30	879,000	799,182
Envision Healthcare Corp. 8.75% 10/15/26	901,000	170,064
Global Medical Response, Inc. 6.50% 10/1/25	940,000	686,200
HCA, Inc.
5.38% 9/1/26	1,220,000	1,224,345
5.88% 2/15/26	4,118,000	4,178,976
5.88% 2/1/29	200,000	204,325
IQVIA, Inc.
5.00% 10/15/26	1,826,000	1,784,915
5.00% 5/15/27	259,000	254,491
Radiology Partners, Inc. 9.25% 2/1/28	825,000	455,812
RP Escrow Issuer LLC 5.25% 12/15/25	425,000	321,938
Syneos Health, Inc. 3.63% 1/15/29	620,000	509,576
Tenet Healthcare Corp.
4.63% 7/15/24	395,000	389,636
4.63% 6/15/28	318,000	293,311
4.88% 1/1/26	5,404,000	5,297,865
5.13% 11/1/27	2,871,000	2,756,306
6.13% 6/15/30	1,008,000	994,392
6.25% 2/1/27	2,080,000	2,045,451
		39,518,864
Home Furnishings–0.33%
Tempur Sealy International, Inc.
3.88% 10/15/31	473,000	394,955
4.00% 4/15/29	1,967,000	1,730,527
		2,125,482
Household Products Wares–1.05%
ACCO Brands Corp. 4.25% 3/15/29	2,130,000	1,838,744
Central Garden & Pet Co.
4.13% 10/15/30	651,000	575,223
5.13% 2/1/28	2,367,000	2,278,237
Spectrum Brands, Inc.
3.88% 3/15/31	357,000	291,961
5.00% 10/1/29	572,000	496,423
5.50% 7/15/30	1,390,000	1,223,066
		6,703,654
Housewares–0.63%
CD&R Smokey Buyer, Inc. 6.75% 7/15/25	1,417,000	1,215,077
Newell Brands, Inc.
6.38% 9/15/27	171,000	172,583
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Housewares (continued)
Newell Brands, Inc. (continued)
6.63% 9/15/29	171,000	$ 172,468
Scotts Miracle-Gro Co.
4.00% 4/1/31	1,119,000	892,586
4.38% 2/1/32	819,000	658,251
4.50% 10/15/29	1,079,000	927,744
		4,038,709
Internet–0.67%
Arches Buyer, Inc.
4.25% 6/1/28	744,000	621,798
6.13% 12/1/28	423,000	348,975
Millennium Escrow Corp. 6.63% 8/1/26	850,000	552,500
Photo Holdings Merger Sub, Inc. 8.50% 10/1/26	1,975,000	843,410
Uber Technologies, Inc.
4.50% 8/15/29	1,164,000	1,060,695
7.50% 9/15/27	810,000	835,199
		4,262,577
Iron & Steel–0.73%
ATI, Inc.
4.88% 10/1/29	415,000	377,672
5.13% 10/1/31	310,000	282,100
5.88% 12/1/27	565,000	551,948
Big River Steel LLC/BRS Finance Corp. 6.63% 1/31/29	1,124,000	1,115,413
Carpenter Technology Corp.
6.38% 7/15/28	763,000	744,235
7.63% 3/15/30	223,000	230,659
Cleveland-Cliffs, Inc.
4.63% 3/1/29	908,000	833,210
4.88% 3/1/31	443,000	402,697
U.S. Steel Corp. 6.88% 3/1/29	109,000	109,000
		4,646,934
Leisure Time–1.53%
Carnival Corp.
4.00% 8/1/28	921,000	792,824
5.75% 3/1/27	1,178,000	966,349
6.00% 5/1/29	267,000	212,265
9.88% 8/1/27	30,000	30,903
10.50% 2/1/26	259,000	269,857
Carnival Holdings Bermuda Ltd. 10.38% 5/1/28	669,000	719,684
Royal Caribbean Cruises Ltd.
7.25% 1/15/30	603,000	606,769
8.25% 1/15/29	787,000	822,340
9.25% 1/15/29	790,000	839,375
11.50% 6/1/25	906,000	966,045
11.63% 8/15/27	1,421,000	1,526,218

LVIP JPMorgan High Yield Fund–6

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Leisure Time (continued)
Vista Outdoor, Inc. 4.50% 3/15/29	2,531,000	$ 2,042,517
		9,795,146
Lodging–1.50%
Hilton Domestic Operating Co., Inc.
3.75% 5/1/29	335,000	299,825
4.00% 5/1/31	201,000	176,016
4.88% 1/15/30	722,000	691,575
5.75% 5/1/28	659,000	659,000
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.88% 4/1/27	858,000	846,348
Marriott Ownership Resorts, Inc.
4.50% 6/15/29	333,000	283,466
4.75% 1/15/28	45,000	40,219
MGM Resorts International
4.63% 9/1/26	1,102,000	1,042,222
5.50% 4/15/27	1,266,000	1,228,176
5.75% 6/15/25	430,000	428,965
Station Casinos LLC 4.50% 2/15/28	1,635,000	1,475,588
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.50% 3/1/25	2,473,000	2,426,631
		9,598,031
Machinery Construction & Mining–0.32%
BWX Technologies, Inc.
4.13% 6/30/28	686,000	617,681
4.13% 4/15/29	496,000	439,847
Terex Corp. 5.00% 5/15/29	1,057,000	983,549
		2,041,077
Machinery Diversified–0.14%
ATS Corp. 4.13% 12/15/28	321,000	284,698
Chart Industries, Inc.
7.50% 1/1/30	425,000	439,119
9.50% 1/1/31	148,000	156,140
		879,957
Media–11.74%
Altice Financing SA 5.75% 8/15/29	1,129,000	897,555
Audacy Capital Corp. 6.50% 5/1/27	2,481,000	178,641
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25% 2/1/31	3,244,000	2,652,489
4.25% 1/15/34	1,245,000	973,739
4.50% 8/15/30	533,000	450,385
4.75% 3/1/30	6,151,000	5,329,196
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
CCO Holdings LLC/CCO Holdings Capital Corp. (continued)
4.75% 2/1/32	247,000	$ 207,444
5.00% 2/1/28	5,266,000	4,857,885
5.13% 5/1/27	7,180,000	6,785,100
5.38% 6/1/29	1,783,000	1,637,240
CSC Holdings LLC
4.50% 11/15/31	1,160,000	836,372
5.75% 1/15/30	590,000	310,650
6.50% 2/1/29	3,580,000	2,973,235
7.50% 4/1/28	1,270,000	809,625
‡Diamond Sports Group LLC/Diamond Sports Finance Co. 5.38% 8/15/26	890,000	48,950
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. 5.88% 8/15/27	1,358,000	1,229,941
DISH DBS Corp.
5.25% 12/1/26	3,760,000	3,000,085
5.75% 12/1/28	750,000	559,687
5.88% 11/15/24	9,022,000	8,044,557
7.75% 7/1/26	2,740,000	1,808,400
DISH Network Corp. 11.75% 11/15/27	2,911,000	2,823,670
Gannett Holdings LLC 6.00% 11/1/26	420,000	352,800
GCI LLC 4.75% 10/15/28	2,150,000	1,854,869
Gray Escrow II, Inc. 5.38% 11/15/31	572,000	379,808
Gray Television, Inc.
4.75% 10/15/30	1,362,000	903,925
5.88% 7/15/26	642,000	555,330
7.00% 5/15/27	463,000	387,654
iHeartCommunications, Inc.
5.25% 8/15/27	723,000	591,052
6.38% 5/1/26	1,812,062	1,599,145
8.38% 5/1/27	3,095,299	2,251,830
Liberty Interactive LLC 8.25% 2/1/30	352,000	86,777
McGraw-Hill Education, Inc. 5.75% 8/1/28	1,025,000	891,750
Midcontinent Communications/Midcontinent Finance Corp. 5.38% 8/15/27	901,000	815,405
News Corp.
3.88% 5/15/29	865,000	768,769
5.13% 2/15/32	545,000	510,970
Nexstar Media, Inc.
4.75% 11/1/28	900,000	800,433
5.63% 7/15/27	4,740,000	4,379,904
μParamount Global 6.25% 2/28/57	1,145,000	856,861

LVIP JPMorgan High Yield Fund–7

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Scripps Escrow II, Inc. 5.38% 1/15/31	241,000	$ 165,687
Scripps Escrow, Inc. 5.88% 7/15/27	242,000	178,245
Sinclair Television Group, Inc. 4.13% 12/1/30	855,000	689,344
Sirius XM Radio, Inc.
4.00% 7/15/28	1,258,000	1,080,547
4.13% 7/1/30	575,000	470,062
5.00% 8/1/27	3,671,000	3,436,827
5.50% 7/1/29	2,465,000	2,243,150
Univision Communications, Inc.
4.50% 5/1/29	743,000	624,120
6.63% 6/1/27	195,000	184,899
7.38% 6/30/30	548,000	518,101
UPC Broadband Finco BV 4.88% 7/15/31	592,000	511,920
UPC Holding BV 5.50% 1/15/28	160,000	143,294
Virgin Media Secured Finance PLC 5.50% 5/15/29	456,000	424,647
		75,072,971
Metal Fabricate & Hardware–0.09%
Advanced Drainage Systems, Inc. 5.00% 9/30/27	605,000	574,946
		574,946
Mining–0.96%
Alcoa Nederland Holding BV 5.50% 12/15/27	789,000	779,153
Arconic Corp.
6.00% 5/15/25	1,432,000	1,432,000
6.13% 2/15/28	2,129,000	2,094,313
FMG Resources August 2006 Pty. Ltd. 4.38% 4/1/31	419,000	367,463
Kaiser Aluminum Corp. 4.50% 6/1/31	485,000	398,287
Novelis Corp.
3.88% 8/15/31	318,000	267,832
4.75% 1/30/30	890,000	817,728
		6,156,776
Office Business Equipment–0.21%
CDW LLC/CDW Finance Corp.
3.25% 2/15/29	489,000	430,070
4.25% 4/1/28	1,000,000	931,901
		1,361,971
Oil & Gas–5.06%
Antero Resources Corp. 8.38% 7/15/26	999,000	1,040,298
Baytex Energy Corp. 8.75% 4/1/27	1,280,000	1,310,746
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
California Resources Corp. 7.13% 2/1/26	1,307,000	$ 1,323,115
Chesapeake Energy Corp.
5.50% 2/1/26	338,000	332,619
6.75% 4/15/29	2,899,000	2,878,011
Chord Energy Corp. 6.38% 6/1/26	864,000	855,766
CNX Resources Corp.
6.00% 1/15/29	405,000	378,675
7.38% 1/15/31	480,000	472,800
Comstock Resources, Inc.
5.88% 1/15/30	606,000	520,644
6.75% 3/1/29	2,110,000	1,930,734
Crescent Energy Finance LLC 9.25% 2/15/28	841,000	806,309
Encino Acquisition Partners Holdings LLC 8.50% 5/1/28	1,420,000	1,242,500
Gulfport Energy Corp.
6.00% 10/15/24	1,110,000	699
6.38% 5/15/25	196,000	123
6.38% 1/15/26	1,155,000	728
8.00% 5/17/26	332,104	328,783
8.00% 5/17/26	1,621,850	1,605,631
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00% 4/15/30	381,000	351,225
6.25% 11/1/28	15,000	14,235
6.25% 4/15/32	317,000	293,225
Nabors Industries Ltd. 7.25% 1/15/26	355,000	338,581
Nabors Industries, Inc. 5.75% 2/1/25	1,135,000	1,099,531
Occidental Petroleum Corp.
6.13% 1/1/31	879,000	911,963
6.38% 9/1/28	623,000	645,113
6.63% 9/1/30	479,000	504,468
8.50% 7/15/27	919,000	1,010,900
8.88% 7/15/30	1,069,000	1,243,397
Ovintiv, Inc. 8.13% 9/15/30	290,000	321,902
Precision Drilling Corp.
6.88% 1/15/29	222,000	201,465
7.13% 1/15/26	1,134,000	1,107,419
Range Resources Corp. 8.25% 1/15/29	1,812,000	1,909,694
SM Energy Co.
5.63% 6/1/25	125,000	121,199
6.50% 7/15/28	242,000	230,931
6.63% 1/15/27	616,000	591,764
6.75% 9/15/26	379,000	371,670
Southwestern Energy Co.
4.75% 2/1/32	240,000	211,918
5.38% 3/15/30	1,088,000	1,022,872
8.38% 9/15/28	1,400,000	1,471,883

LVIP JPMorgan High Yield Fund–8

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Sunoco LP/Sunoco Finance Corp.
4.50% 5/15/29	474,000	$ 435,047
4.50% 4/30/30	1,690,000	1,528,385
Transocean Titan Financing Ltd. 8.38% 2/1/28	213,000	219,192
Transocean, Inc.
8.75% 2/15/30	320,000	326,400
11.50% 1/30/27	821,000	847,929
		32,360,489
Oil & Gas Services–0.14%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25% 4/1/28	284,000	272,640
6.88% 4/1/27	649,000	636,831
@Telford Offshore Ltd. 12.00% 12/31/99	804,050	402
		909,873
Packaging & Containers–2.38%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 6.00% 6/15/27	200,000	198,205
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.13% 8/15/26	364,000	339,430
5.25% 8/15/27	1,618,000	1,275,688
5.25% 8/15/27	1,121,000	883,836
Graham Packaging Co., Inc. 7.13% 8/15/28	268,000	231,763
LABL, Inc. 6.75% 7/15/26	2,508,000	2,417,743
Mauser Packaging Solutions Holding Co.
7.88% 8/15/26	3,740,000	3,740,000
9.25% 4/15/27	1,595,000	1,473,764
Owens-Brockway Glass Container, Inc.
6.38% 8/15/25	460,000	459,412
6.63% 5/13/27	949,000	950,082
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4.00% 10/15/27	1,828,000	1,641,544
TriMas Corp. 4.13% 4/15/29	852,000	749,760
Trivium Packaging Finance BV
5.50% 8/15/26	488,000	467,504
8.50% 8/15/27	445,000	404,950
		15,233,681
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals–3.57%
180 Medical, Inc. 3.88% 10/15/29	686,000	$ 606,565
Bausch Health Americas, Inc.
8.50% 1/31/27	3,758,000	1,716,447
9.25% 4/1/26	3,137,000	2,326,007
Bausch Health Cos., Inc.
4.88% 6/1/28	2,640,000	1,557,600
5.00% 2/15/29	916,000	358,770
5.25% 1/30/30	1,505,000	561,636
5.25% 2/15/31	670,000	258,925
5.50% 11/1/25	3,267,000	2,685,843
5.75% 8/15/27	453,000	281,992
6.25% 2/15/29	1,266,000	505,362
9.00% 12/15/25	2,609,000	2,076,299
Elanco Animal Health, Inc. 6.65% 8/28/28	405,000	382,510
‡Endo Dac/Endo Finance LLC/Endo Finco, Inc.
5.88% 10/15/24	580,000	431,842
9.50% 7/31/27	743,000	56,654
‡Endo Luxembourg Finance Co. I Sarl/Endo U.S., Inc. 6.13% 4/1/29	1,430,000	1,057,815
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
10.00% 6/15/29	457,314	249,863
11.50% 12/15/28	2,135,000	1,746,804
Organon & Co./Organon Foreign Debt Co.-Issuer BV
4.13% 4/30/28	2,178,000	1,990,932
5.13% 4/30/31	1,151,000	1,021,677
Owens & Minor, Inc.
4.50% 3/31/29	1,432,000	1,117,183
6.63% 4/1/30	491,000	421,646
‡Par Pharmaceutical, Inc. 7.50% 4/1/27	818,000	608,554
Prestige Brands, Inc. 5.13% 1/15/28	820,000	794,889
		22,815,815
Pipelines–5.31%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38% 6/15/29	242,000	227,756
5.75% 3/1/27	435,000	425,004
5.75% 1/15/28	1,622,000	1,557,120
7.88% 5/15/26	1,077,000	1,096,645
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.63% 12/15/25	781,000	773,190

LVIP JPMorgan High Yield Fund–9

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Buckeye Partners LP
3.95% 12/1/26	185,000	$ 167,390
4.13% 3/1/25	421,000	398,231
4.13% 12/1/27	190,000	165,436
4.50% 3/1/28	720,000	649,966
Cheniere Energy Partners LP
3.25% 1/31/32	523,000	432,061
4.00% 3/1/31	608,000	541,084
4.50% 10/1/29	865,000	803,594
Cheniere Energy, Inc. 4.63% 10/15/28	1,360,000	1,292,734
CNX Midstream Partners LP 4.75% 4/15/30	206,000	177,160
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.75% 4/1/25	1,380,000	1,347,556
7.38% 2/1/31	352,000	352,000
8.00% 4/1/29	1,343,000	1,369,860
DT Midstream, Inc.
4.13% 6/15/29	968,000	848,648
4.38% 6/15/31	570,000	496,578
EnLink Midstream LLC 6.50% 9/1/30	324,000	327,632
EnLink Midstream Partners LP
4.15% 6/1/25	261,000	253,167
4.85% 7/15/26	312,000	300,300
•8.98% (LIBOR03M + 4.11%) 5/1/23	1,010,000	866,479
EQM Midstream Partners LP
4.13% 12/1/26	352,000	319,665
4.50% 1/15/29	881,000	748,850
4.75% 1/15/31	959,000	795,970
5.50% 7/15/28	158,000	143,513
6.00% 7/1/25	370,000	365,778
6.50% 7/1/27	465,000	450,715
7.50% 6/1/27	620,000	622,468
7.50% 6/1/30	496,000	480,500
Genesis Energy LP/Genesis Energy Finance Corp.
6.25% 5/15/26	914,000	872,431
6.50% 10/1/25	80,000	77,492
7.75% 2/1/28	796,000	771,777
8.00% 1/15/27	27,000	26,699
8.88% 4/15/30	565,000	572,062
Hess Midstream Operations LP
5.13% 6/15/28	185,000	175,651
5.63% 2/15/26	970,000	960,203
Holly Energy Partners LP/Holly Energy Finance Corp.
5.00% 2/1/28	635,000	592,821
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Holly Energy Partners LP/Holly Energy Finance Corp. (continued)
6.38% 4/15/27	225,000	$ 222,497
Kinetik Holdings LP 5.88% 6/15/30	476,000	458,150
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50% 2/1/26	434,000	418,759
NuStar Logistics LP
5.63% 4/28/27	1,185,000	1,122,000
5.75% 10/1/25	419,000	407,492
6.00% 6/1/26	385,000	377,381
6.38% 10/1/30	429,000	411,625
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 8.50% 10/15/26	538,000	516,480
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50% 1/15/28	55,000	50,290
6.00% 3/1/27	575,000	544,293
6.00% 12/31/30	467,000	417,372
6.00% 9/1/31	783,000	692,381
7.50% 10/1/25	1,985,000	1,984,117
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00% 1/15/32	1,369,000	1,193,138
4.88% 2/1/31	1,072,000	1,003,054
5.00% 1/15/28	100,000	96,688
6.50% 7/15/27	1,174,000	1,196,968
		33,958,871
Real Estate–0.24%
Kennedy-Wilson, Inc.
4.75% 3/1/29	345,000	274,275
5.00% 3/1/31	346,000	253,893
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30	1,427,000	1,040,112
		1,568,280
Real Estate Investment Trusts–2.32%
Iron Mountain, Inc.
4.50% 2/15/31	844,000	725,274
5.25% 3/15/28	1,649,000	1,570,837
RHP Hotel Properties LP/RHP Finance Corp.
4.50% 2/15/29	1,423,000	1,285,367
4.75% 10/15/27	2,323,000	2,177,110

LVIP JPMorgan High Yield Fund–10

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
VICI Properties LP/VICI Note Co., Inc.
3.50% 2/15/25	47,000	$ 44,543
3.75% 2/15/27	504,000	465,275
3.88% 2/15/29	790,000	702,405
4.13% 8/15/30	350,000	309,150
4.25% 12/1/26	3,144,000	2,933,403
4.50% 9/1/26	260,000	244,571
4.63% 6/15/25	852,000	823,726
4.63% 12/1/29	1,996,000	1,816,988
5.75% 2/1/27	1,794,000	1,761,048
		14,859,697
Retail–2.97%
1011778 BC ULC/New Red Finance, Inc.
3.50% 2/15/29	320,000	286,480
3.88% 1/15/28	1,005,000	934,650
4.00% 10/15/30	640,000	548,800
Asbury Automotive Group, Inc.
4.50% 3/1/28	447,000	406,770
4.63% 11/15/29	505,000	451,975
4.75% 3/1/30	388,000	347,260
Bath & Body Works, Inc.
6.75% 7/1/36	190,000	169,839
6.88% 11/1/35	155,000	139,730
7.50% 6/15/29	145,000	147,979
9.38% 7/1/25	60,000	64,102
Gap, Inc. 3.63% 10/1/29	730,000	520,640
Macy's Retail Holdings LLC 5.88% 3/15/30	26,000	23,075
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.13% 4/1/26	2,150,000	2,018,570
Nordstrom, Inc. 4.38% 4/1/30	19,000	14,715
PetSmart, Inc./PetSmart Finance Corp.
4.75% 2/15/28	1,836,000	1,723,545
7.75% 2/15/29	616,000	604,672
Rite Aid Corp.
7.50% 7/1/25	617,000	364,030
8.00% 11/15/26	3,382,000	1,614,465
Sonic Automotive, Inc. 4.63% 11/15/29	868,000	727,094
SRS Distribution, Inc.
4.63% 7/1/28	1,031,000	915,626
6.00% 12/1/29	875,000	722,462
6.13% 7/1/29	490,000	413,418
Staples, Inc.
7.50% 4/15/26	3,268,000	2,863,193
10.75% 4/15/27	1,893,000	1,372,425
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Superior Plus LP/Superior General Partner, Inc. 4.50% 3/15/29	369,000	$ 329,468
White Cap Buyer LLC 6.88% 10/15/28	369,000	320,092
Yum! Brands, Inc. 4.63% 1/31/32	1,000,000	930,000
		18,975,075
Semiconductors–0.96%
ams-OSRAM AG 7.00% 7/31/25	390,000	365,820
Entegris Escrow Corp.
4.75% 4/15/29	965,000	912,313
5.95% 6/15/30	170,000	164,781
Entegris, Inc.
3.63% 5/1/29	576,000	497,180
4.38% 4/15/28	2,300,000	2,077,883
ON Semiconductor Corp. 3.88% 9/1/28	2,040,000	1,835,402
Synaptics, Inc. 4.00% 6/15/29	366,000	315,176
		6,168,555
Software–0.89%
ACI Worldwide, Inc. 5.75% 8/15/26	900,000	891,000
Athenahealth Group, Inc. 6.50% 2/15/30	470,000	381,104
Black Knight InfoServ LLC 3.63% 9/1/28	744,000	674,711
Clarivate Science Holdings Corp.
3.88% 7/1/28	594,000	530,127
4.88% 7/1/29	714,000	645,720
SS&C Technologies, Inc. 5.50% 9/30/27	2,640,000	2,561,588
		5,684,250
Telecommunications–6.39%
Altice France Holding SA
6.00% 2/15/28	380,000	242,516
10.50% 5/15/27	2,174,000	1,663,110
Altice France SA
5.13% 7/15/29	1,570,000	1,181,425
5.50% 1/15/28	200,000	164,310
5.50% 10/15/29	971,000	742,481
8.13% 2/1/27	1,470,000	1,360,779
CommScope Technologies LLC
5.00% 3/15/27	155,000	113,331
6.00% 6/15/25	86,000	80,991
CommScope, Inc.
4.75% 9/1/29	1,412,000	1,176,930
6.00% 3/1/26	2,061,000	1,989,071

LVIP JPMorgan High Yield Fund–11

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
CommScope, Inc. (continued)
8.25% 3/1/27	3,274,000	$ 2,681,733
Embarq Corp. 8.00% 6/1/36	1,500,000	630,000
Frontier Communications Holdings LLC
5.00% 5/1/28	2,432,000	2,110,392
5.88% 10/15/27	870,000	790,917
5.88% 11/1/29	172,507	131,537
6.00% 1/15/30	356,000	270,754
8.75% 5/15/30	109,000	108,565
Hughes Satellite Systems Corp. 6.63% 8/1/26	854,000	808,604
Intelsat Jackson Holdings SA
=5.50% 8/1/23	3,134,000	313
6.50% 3/15/30	5,177,000	4,745,911
=8.50% 10/15/24	3,737,000	374
=9.75% 7/15/25	1,050,000	105
Level 3 Financing, Inc.
3.63% 1/15/29	552,000	305,212
4.63% 9/15/27	686,000	412,458
Lumen Technologies, Inc.
4.00% 2/15/27	2,650,000	1,749,000
4.50% 1/15/29	390,000	174,525
5.13% 12/15/26	2,639,000	1,741,740
5.38% 6/15/29	1,020,000	494,700
6.88% 1/15/28	450,000	268,875
Qwest Corp. 7.25% 9/15/25	210,000	196,031
Sprint Capital Corp. 8.75% 3/15/32	4,273,000	5,202,378
Sprint LLC
7.63% 2/15/25	2,693,000	2,792,549
7.63% 3/1/26	3,933,000	4,159,069
Telecom Italia Capital SA
6.00% 9/30/34	325,000	278,688
6.38% 11/15/33	878,000	794,959
U.S. Cellular Corp. 6.70% 12/15/33	1,467,000	1,276,290
		40,840,623
Toys Games Hobby–0.13%
Mattel, Inc. 5.88% 12/15/27	845,000	840,775
		840,775
Transportation–0.01%
First Student Bidco, Inc./First Transit Parent, Inc. 4.00% 7/31/29	82,000	71,324
		71,324
Total Corporate Bonds (Cost $657,937,697)		580,315,862
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS–4.02%
•ACProducts, Inc. 9.41% (LIBOR03M + 4.25%) 5/17/28	1,262,512	$ 998,698
•Adient U.S. LLC 8.09% (LIBOR01M + 3.25%) 4/10/28	698,500	693,141
•Claire's Stores, Inc. 11.34% (LIBOR01M + 6.50%) 12/18/26	1,159,165	1,035,517
•Clear Channel Outdoor Holdings, Inc. 8.33% (LIBOR03M + 3.50%) 8/21/26	543,592	505,089
•CSC Holdings LLC
6.93% (LIBOR01M + 2.25%) 1/15/26	356,125	336,093
9.33% (SOFR CME01M + 4.50%) 1/18/28	245,000	226,258
•DexKo Global, Inc. 8.91% (LIBOR03M + 3.75%) 10/4/28	1,342,687	1,253,171
•DirecTV Financing LLC 9.84% (LIBOR01M + 5.00%) 8/2/27	1,571,417	1,509,094
•Envision Healthcare Corp.
8.65% (SOFR CME03M + 3.75%) 3/31/27	1,840,626	276,094
9.15% (SOFR CME03M + 4.25%) 3/31/27	753,120	178,866
=•FGI Operating Co. LLC 14.73% (LIBOR03M + 10.00%) 5/16/23	87,089	9,493
•First Student Bidco, Inc.
8.14% (LIBOR03M + 3.00%) 7/21/28	352,564	336,889
8.14% (LIBOR03M + 3.00%) 7/21/28	943,164	901,231
9.00% (SOFR CME03M + 4.00%) 7/21/28	939,629	916,731
9.00% (SOFR CME03M + 4.00%) 7/21/28	65,416	63,821
•Greeneden U.S. Holdings II LLC 8.84% (LIBOR01M + 4.00%) 12/1/27	983,138	967,004
•iHeartCommunications, Inc. 7.84% (LIBOR01M + 3.00%) 5/1/26	1,343,952	1,187,503
•LABL, Inc. 9.84% (LIBOR01M + 5.00%) 10/29/28	1,096,125	1,060,501
•Madison IAQ LLC 8.30% (LIBOR06M + 3.25%) 6/21/28	964,315	913,774
•Medline Borrower LP 8.09% (LIBOR01M + 3.25%) 10/23/28	644,052	627,249
Moran Foods LLC
=✠0.00% 6/30/26	199,821	199,821

LVIP JPMorgan High Yield Fund–12

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
Moran Foods LLC (continued)
•12.13% (SOFR CME03M + 7.25%) 6/30/26	1,229,918	$ 1,106,926
•12.13% (SOFR CME03M + 7.25%) 6/30/26	168,678	134,943
•14.38% (SOFR CME03M + 9.50%) 12/31/26	919,755	649,963
•Park River Holdings, Inc. 8.00% (LIBOR03M + 3.25%) 12/28/27	459,806	421,872
•Petco Health and Wellness Co., Inc. 8.41% (SOFR CME03M + 3.25%) 3/3/28	1,356,488	1,331,054
•Revlon Consumer Products Corp. 8.71% (LIBOR06M + 3.50%) 9/7/23	1,392,945	254,714
•Serta Simmons Bedding LLC 12.37% (LIBOR03M + 7.50%) 8/10/23	1,406,347	795,992
•Shutterfly, Inc. 9.84% (LIBOR01M + 5.00%) 9/25/26	720,300	349,346
•SP Preferred Buyer LLC 9.34% (LIBOR01M + 4.50%) 12/22/25	2,690,478	1,635,810
•SPX Flow, Inc. 9.41% (SOFR CME01M + 4.50%) 4/5/29	675,345	642,847
•Triton Water Holdings, Inc. 8.66% (LIBOR03M + 3.50%) 3/31/28	981,209	876,955
•U.S. Renal Care, Inc. 9.88% (LIBOR01M + 5.00%) 6/26/26	1,480,150	995,401
•Vertical U.S. Newco, Inc. 8.60% (LIBOR06M + 3.50%) 7/30/27	857,953	834,166
•White Cap Buyer LLC 8.56% (SOFR CME01M + 3.75%) 10/19/27	1,533,894	1,514,244
Total Loan Agreements (Cost $30,553,140)		25,740,271

	Number of Shares
COMMON STOCK–1.60%
Chesapeake Energy Corp.	12,465	947,839
Chord Energy Corp.	10,194	1,372,112
=†Claire's Stores, Inc.	1,493	485,225
†Clear Channel Outdoor Holdings, Inc.	169,362	203,234
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
=†EP Energy Corp.	31,130	$ 217,910
†Frontier Communications Parent, Inc.	35,367	805,307
=†Goodman Networks, Inc.	22,179	0
†Gulfport Energy Corp.	26,394	2,111,520
†iHeartMedia, Inc. Class A	32,090	125,151
=Intelsat SA	75,388	1,997,782
†Mallinckrodt PLC	16,061	117,086
=Moran Foods LLC	53,726	134,316
=MYT Holding LLC	502,370	384,816
Neiman Marcus Group Ltd. LLC	483	70,639
=NMG Parent LLC	5,708	834,795
=Telford Offshore Ltd.	26,723	0
Vistra Corp.	16,954	406,896
Total Common Stock (Cost $13,515,315)		10,214,628
PREFERRED STOCKS–0.56%
=Claire's Stores, Inc. 0.00%	1,193	2,654,425
=MYT Holding LLC 10.00% 6/6/29	1,067,993	902,454
Total Preferred Stocks (Cost $1,212,179)		3,556,879
RIGHTS–0.04%
=†Intelsat Jackson Holdings SA	7,894	79
=†Intelsat Jackson Holdings SA	7,894	79
=†Vistra Energy Corp.	189,643	241,795
Total Rights (Cost $0)		241,953
WARRANTS–0.06%
=†NMG Parent LLC exp 9/24/27 exercise price $1.00	13,698	410,940
=†Windstream Holdings, Inc. exp 10/31/25 exercise price $1.00	1,567	11,752
Total Warrants (Cost $160,994)		422,692
MONEY MARKET FUND–0.17%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.70%)	1,087,120	1,087,120
Total Money Market Fund (Cost $1,087,120)		1,087,120

TOTAL INVESTMENTS–97.56% (Cost $707,219,555)	623,896,566

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.44%	15,576,023
NET ASSETS APPLICABLE TO 68,043,615 SHARES OUTSTANDING–100.00%	$639,472,589

LVIP JPMorgan High Yield Fund–13

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
Ω Perpetual maturity with no stated maturity date.
@ PIK. 100% of the income received was in the form of additional par.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2023. Rate will reset at a future date.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
‡ Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
✠ All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
† Non-income producing.

Summary of Abbreviations:
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
LIBOR06M–Intercontinental Exchange London Interbank Offered Rate USD 6 Month
SOFR–Secured Overnight Financing Rate
SOFR CME01M–1 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFR CME03M–3 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
See accompanying notes.
LVIP JPMorgan High Yield Fund–14

LVIP JPMorgan High Yield Fund
Notes
March 31, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP JPMorgan High Yield Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Unfunded Loan Commitments–Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments are reflected as a liability on the Schedule of Investments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP JPMorgan High Yield Fund–15

LVIP JPMorgan High Yield Fund
Notes (continued)
 2. Investments (continued)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Convertible Bonds	$—	$1,911,447	$405,714	$2,317,161
Corporate Bonds
Advertising	—	5,408,314	—	5,408,314
Aerospace & Defense	—	7,306,214	—	7,306,214
Airlines	—	6,325,563	—	6,325,563
Apparel	—	989,298	—	989,298
Auto Manufacturers	—	16,858,259	—	16,858,259
Auto Parts & Equipment	—	24,393,487	—	24,393,487
Banks	—	4,942,627	—	4,942,627
Beverages	—	1,398,340	—	1,398,340
Biotechnology	—	1,392,805	—	1,392,805
Building Materials	—	9,958,985	—	9,958,985
Chemicals	—	15,226,109	—	15,226,109
Commercial Services	—	24,832,009	—	24,832,009
Computers	—	6,676,343	—	6,676,343
Cosmetics & Personal Care	—	3,380,995	—	3,380,995
Distribution/Wholesale	—	1,081,636	—	1,081,636
Diversified Financial Services	—	8,530,424	—	8,530,424
Electric	—	8,172,250	—	8,172,250
Electrical Components & Equipment	—	7,163,198	—	7,163,198
Electronics	—	6,544,074	—	6,544,074
Engineering & Construction	—	5,293,783	—	5,293,783
Entertainment	—	20,122,354	—	20,122,354
Environmental Control	—	5,606,690	—	5,606,690
Food	—	15,191,402	—	15,191,402
Food Service	—	867,908	—	867,908
Forest Products & Paper	—	392,839	—	392,839
Gas	—	1,637,357	—	1,637,357
Hand Machine Tools	—	2,740,420	—	2,740,420
Health Care Products	—	6,817,776	—	6,817,776
Health Care Services	—	39,518,864	—	39,518,864
Home Furnishings	—	2,125,482	—	2,125,482
Household Products Wares	—	6,703,654	—	6,703,654
Housewares	—	4,038,709	—	4,038,709
Internet	—	4,262,577	—	4,262,577
Iron & Steel	—	4,646,934	—	4,646,934
Leisure Time	—	9,795,146	—	9,795,146
Lodging	—	9,598,031	—	9,598,031
Machinery Construction & Mining	—	2,041,077	—	2,041,077
Machinery Diversified	—	879,957	—	879,957
Media	—	75,072,971	—	75,072,971
Metal Fabricate & Hardware	—	574,946	—	574,946
Mining	—	6,156,776	—	6,156,776
Office Business Equipment	—	1,361,971	—	1,361,971
Oil & Gas	—	32,360,489	—	32,360,489
Oil & Gas Services	—	909,873	—	909,873
Packaging & Containers	—	15,233,681	—	15,233,681
Pharmaceuticals	—	22,815,815	—	22,815,815
Pipelines	—	33,958,871	—	33,958,871
Real Estate	—	1,568,280	—	1,568,280
LVIP JPMorgan High Yield Fund–16

LVIP JPMorgan High Yield Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Real Estate Investment Trusts	$—	$14,859,697	$—	$14,859,697
Retail	—	18,975,075	—	18,975,075
Semiconductors	—	6,168,555	—	6,168,555
Software	—	5,684,250	—	5,684,250
Telecommunications	—	40,839,831	792	40,840,623
Toys Games Hobby	—	840,775	—	840,775
Transportation	—	71,324	—	71,324
Loan Agreements	—	25,530,957	209,314	25,740,271
Common Stock	6,089,145	70,639	4,054,844	10,214,628
Preferred Stocks	—	—	3,556,879	3,556,879
Rights	—	—	241,953	241,953
Warrants	—	—	422,692	422,692
Money Market Fund	1,087,120	—	—	1,087,120
Total Investments	$7,176,265	$607,828,113	$8,892,188	$623,896,566
During the period ended March 31, 2023, there were no material transfers to or from Level 3 investments.
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the period ended March 31, 2023.
Asset Type	Fair Value at March 31, 2023	Valuation Technique(s)	Unobservable Input	Range (Average) (b)
Common Stock	$ 4,054,844	Recent Transaction	#	#
		Indicative Market Quote	Broker Quote	$7.00 - $325.00 ($94.54)
		Market Comparable Companies	Enterprise Value Ownership Percentage (a)	76.9% (N/A)
		Terms of Restructuring	Expected Recovery	$0.00 ($0.00)
Convertible Bonds	$405,714	Terms of Restructuring	Conversion Price	$14.00 (N/A)
Preferred Stocks	$3,556,879	Indicative Market Quote	Broker Quote	$0.845 - $2,225.00 ($1,660.69)
		Terms of Restructuring	Expected Recovery	$0.00 ($0.00)
Corporate Bonds	$792	Pending Distribution	Expected Recovery	$0.01 ($0.01)
Loan Agreements	$209,314	Terms of Restructuring	Expected Recovery	10.9%-100% (96.0%)
Rights	$241,953	Indicative Market Quote	Broker Quote	$1.275 ($1.275)
		Pending Distribution	Expected Recovery	$0.01 ($0.01)
Warrants	$422,692	Indicative Market Quote	Broker Quote	$7.50 - $30.00 ($29.37)
Total	$8,892,188
# The quantitative unobservable inputs within this category are based on recent transactions or valuation from a pricing service. There were no quantitative unobservable inputs significant to the valuation technique that were created by the fund’s management.
(a) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.
(b) Unobservable inputs were weighted by the relative fair value of the instruments, where applicable.
Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to significantly increase or decrease the fair value of the Fund's securities.
LVIP JPMorgan High Yield Fund–17

LVIP JPMorgan High Yield Fund
Notes (continued)
 2. Investments (continued)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balances as of 12/31/2022	Reclassifications	Purchases	Sales	Transfer In	Transfer Out	Accretion/ (amortization)	Net realized gain	Net change in unrealized appreciation (depreciation)	Balance as of 03/31/23	Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 03/31/23
Common Stock	$3,806,713	$—	$—	$—	$—	$—	$—	$—	$248,131	$4,054,844	$248,131
Convertible Bond	373,460	—	—	26	—	—	—	26	32,254	405,714	32,254
Corporate Bonds	792	—	—	—	—	—	—	—	—	792	—
Loan Agreements	209,314	—	—	—	—	—	51	—	(51)	209,314	(51)
Preferred Stocks	3,533,557	—	—	—	—	—	—	—	23,322	3,556,879	23,586
Rights	241,953	—	—	—	—	—	—	—	—	241,953	—
Warrants	502,593	—	—	—	—	—	—	—	(79,901)	422,692	(79,901)
Total	$8,668,382	$—	$—	$26	$—	$—	$51	$26	$223,755	$8,892,188	$224,019
LVIP JPMorgan High Yield Fund–18